Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ (49,166)	$ (7,081)	¥ (62,068)	¥ (72,084)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(1,352)	(195)	(2,379)	(2,267)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(5)	(1)	(3)	(3)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(47,796)	(6,883)	(59,677)	(69,772)
USA [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ (13)	$ (2)	¥ (9)	¥ (42)